UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22780

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 29, 2016 (Unaudited)

		Number of
		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	129.2%
COMPRESSION	1.7%
Archrock Partners, LP (a)		158,460	$1,083,866
USA Compression Partners, LP (a)		302,009	2,724,121
			3,807,987
CRUDE/REFINED PRODUCTS	43.2%
Buckeye Partners, LP (a)		428,359	27,569,185
Enbridge Energy Management, LLC (a),(b)		1,288,228	21,500,520
Enbridge, Inc. (Canada)		36,271	1,281,146
Genesis Energy, LP (a)		357,079	9,144,793
JP Energy Partners, LP		237,548	1,059,464
NuStar Energy, LP (a)		270,508	9,475,895
NuStar GP Holdings, LLC (a)		148,422	2,581,059
Plains All American Pipeline, LP (a)		248,980	5,333,152
Plains GP Holdings, LP (a)		203,627	1,547,565
Rose Rock Midstream, LP (a)		171,596	1,714,244
SemGroup Corporation (a)		110,958	2,108,202
Shell Midstream Partners, LP (a)		65,100	2,314,305
Sunoco Logistics Partners, LP (a)		376,218	9,270,012
			94,899,542

DIVERSIFIED MIDSTREAM	41.2%
Energy Transfer Equity, LP (a)		673,467	4,714,269
Energy Transfer Partners, LP (a)		857,977	22,882,247
Enterprise Products Partners, LP (a)		1,110,197	25,945,304
Kinder Morgan, Inc. (a)		239,019	4,323,854
MPLX, LP (a)		728,055	18,885,747
NGL Energy Partners, LP (a)		168,898	1,366,385
Williams Companies, Inc. (a)		134,195	2,145,778
Williams Partners, LP (a)		523,009	10,313,737
			90,577,321
GATHERING & PROCESSING	17.5%
Antero Midstream Partners, LP (a)		120,700	2,681,954
Crestwood Equity Partners, LP (a)		120,364	1,091,705
DCP Midstream Partners, LP (a)		302,294	5,867,527
Enable Midstream Partners, LP (a)		348,291	2,020,088
EnLink Midstream Partners, LP (a)		231,226	2,122,655
EQT Midstream Partners, LP (a)		32,331	2,315,869
PennTex Midstream Partners, LP (a)		261,564	2,670,568
Rice Midstream Partners, LP (a)		693,611	9,190,346
Tallgrass Energy GP, LP (a)		200,016	3,194,255
Tallgrass Energy Partners, LP (a)		62,399	2,185,213
Targa Resources Corp. (a)		192,725	5,180,452
			38,520,632
MARINE SHIPPING/OFFSHORE	7.1%
Dynagas LNG Partners, LP (a)		149,200	1,386,068
Golar LNG Partners, LP (Marshall Islands) (a)		447,979	6,540,493
Hoegh LNG Partners, LP (Marshall Islands) (a)		268,676	4,110,743
Teekay Offshore Partners, LP (Marshall Islands)		743,530	2,200,849
Teekay Shipping Corp. (Marshall Islands)		165,248	1,321,984
			15,560,137
NATURAL GAS PIPELINES	9.9%
Cheniere Energy Partners, LP (a)		381,125	10,088,379
TC Pipelines, LP (a)		188,083	8,326,434
TransCanada Corporation (Canada) (a)		93,211	3,420,492
			21,835,305
OIL & GAS STORAGE	2.0%
Arc Logistics Partners, LP		150,693	1,859,552
VTTI Energy Partners, LP (Marshall Islands) (a)		132,080	2,409,139
			4,268,691
PROPANE	4.0%
AmeriGas Partners, LP (a)		78,339	3,193,881
Suburban Propane Partners, LP (a)		211,288	5,670,970
			8,864,851
RENEWABLE ENERGY	0.8%
Pattern Energy Group, Inc. (a)		105,620	1,793,428
OTHER	1.8%
Sprague Resources, LP (a)		219,945	3,904,024
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost - $452,981,202)			284,031,918

PREFERRED SECURITIES - $25 PAR VALUE	6.2%
BANKS	0.5%
Deutsche Bank Contingent Capital Trust III , 7.600%, due 2/20/18 (a)		47,905	1,157,385
CHEMICALS	0.8%
CHS Inc. , 7.100%, due 3/31/24 (a)		63,923	1,731,035
FINANCE	1.6%
Ally Financial, Inc. , 8.500%, due 5/15/16 (a)		62,124	1,566,767
Colony Financial, Inc. , 8.500%, due 3/20/17 (a)		80,208	1,921,784
			3,488,551
REAL ESTATE - DIVERSIFIED	0.9%
Vereit Inc , 6.700%, due 1/3/19 (a)		76,978	1,862,868
UTILITIES	2.4%
Integrys Energy Group , 6.000%, due 8/1/73 (a)		48,029	1,227,741
Nextera Energy Capital , 5.625%, due 6/15/72 (a)		55,794	1,423,305
SCE Trust III , 5.750%, due 3/15/24 (a)		16,281	429,981
SCE Trust IV , 5.375%, due 9/15/25 (a)		29,410	801,128
Southern Co. , 6.250%, due 10/15/75 (a)		54,000	1,432,620
			5,314,775
TOTAL PREFERRED SECURITIES - $25 PAR VALUE (Identified cost - $13,290,477)			13,554,614
PREFERRED SECURITIES - CAPITAL SECURITIES	4.9%
BANKS	1.0%
Dresdner Funding Trust I , 8.151%, due 6/30/31, 144A (a),(c)		2,000,000	2,255,000
BANKS - FOREIGN	1.0%
Royal Bank of Scotland Group PLC , 7.648%, due 9/30/31 (United Kingdom) (a)		2,000,000	2,290,000
DIVERSIFIED UTILITIES	0.4%
Dominion Resources Inc. , 5.750%, due 10/1/54 (a)		983,000	936,308
INTEGRATED TELECOMMUNICATION SERVICES	1.4%
Centaur Funding Corp. , 9.080%, due 4/21/20, 144A (Cayman Islands) (a),(c)		2,500	2,982,812
UTILITIES	1.1%
Enel S.P.A. , 8.750%, due 9/24/73, 144A (Italy) (a),(c)		2,200,000	2,398,000
TOTAL PREFERRED SECURITIES - CAPITAL SECURITIES (Identified cost - $10,893,448)			10,862,120
TOTAL INVESTMENTS (Identified cost - $477,165,127)		140.3%	308,448,652
LIABILITIES IN EXCESS OF OTHER ASSETS		(40.3)	(88,638,238)
NET ASSETS (Equivalent to $8.20 per share based on 26,793,340 shares of common stock outstanding)		100.0%	$219,810,414

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of this security has been pledged as collateral in connection with the Fund’s line of credit agreement. As of February 29, 2016, the total value of securities pledged as collateral for the line of credit agreement was $290,572,374.

(b)    Distributions are paid-in-kind.

(c)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.5% of the net assets of the Fund, of which 0.0% are illiquid.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Organization

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on December 13, 2012 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, closed-end management investment company. The Fund’s investment objective is to provide attractive total return, comprised of high current income and price appreciation.

On December 1, 2015 the Fund changed its tax status from a regulated investment company to a taxable C corporation under the Internal Revenue Code. As a C corporation, the Fund’s income and gains are taxed under Federal and state income tax laws. In addition, distributions to shareholders from the Fund may also be taxed as ordinary income eligible for qualified dividend income treatment for U.S. individual taxpayers. The change was in response to the adoption of previously proposed regulations issued by the Internal Revenue Service. The change in tax status enables the Fund to invest up to 100% of its assets in MLPs and to continue to pursue its investment objective. Previously, the Fund was limited to investing up to 25% of its assets directly in MLPs and up to 25% of its assets in its wholly-owned subsidiary, Cohen & Steers MLP Investment Fund (the Subsidiary), which in turn could invest up to 100% of its assets in MLPs. The Subsidiary was dissolved effective January 31, 2016. The Fund remains a registered investment company under the1940 Act after the change in tax status.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of February 29, 2016.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$284,031,918	$284,031,918	$—	$—
Preferred Securities-$25 Par Value	13,554,614	12,326,873	1,227,741	—
Preferred Securities-Capital Securities	10,862,120	—	10,862,120	—
Total Investments(a)	$308,448,652	$296,358,791	$12,089,861	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Master Limited Partnerships and Related Companies- Gathering & Processing
Balance as of November 30, 2015	$2,913,732
Transfers out of Level 3(a)	(2,913,732)
Balance as of February 29, 2016	$—

(a) As of November 30, 2015, the Fund used significant unobservable inputs in determining the value of this investment. As of February 29, 2016, the Fund used a quoted price in determining the value of the same investment.

Note 3. Income Tax Information

As of February 29, 2016, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$477,165,127
Gross unrealized appreciation	$5,992,117
Gross unrealized depreciation	(174,708,592)
Net unrealized appreciation (depreciation)	$(168,716,475)

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: April 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: April 21, 2016